Intangible Assets (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual)
Amortization expense	$ 56,266	$ 62,384	$ 166,962	$ 167,573	$ 223,838	$ 218,782
Patent write-off cost due to abandonment of patents						$ 88,727